condensed interim consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
OPERATING REVENUES
Service		$ 3,250	$ 3,086	$ 6,495	$ 6,106
Equipment		406	501	824	970
Revenues arising from contracts with customers		3,656	3,587	7,319	7,076
Other operating income		72	10	103	27
Total		3,728	3,597	7,422	7,103
OPERATING EXPENSES
Goods and services purchased		1,458	1,466	2,870	2,887
Employee benefits expense		911	758	1,784	1,464
Depreciation		505	470	1,028	940
Amortization of intangible assets		220	163	422	310
Total		3,094	2,857	6,104	5,601
OPERATING INCOME		634	740	1,318	1,502
Financing costs		202	189	394	357
Income before income taxes		432	551	924	1,145
Income taxes		117	31	256	188
NET INCOME		315	520	668	957
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges		(97)	10	125	(39)
Foreign currency translation adjustment arising from translating financial statements of foreign operations		(10)	11	42	17
Total items that may subsequently be reclassified to income		(107)	21	167	(22)
Items never subsequently reclassified to income
Employee defined benefit plan re-measurements		(669)	8	(353)	32
Total		(776)	29	(186)	10
COMPREHENSIVE INCOME		(461)	549	482	967
NET INCOME ATTRIBUTABLE TO:
Common Shares		290	517	640	945
Non-controlling interests		25	3	28	12
NET INCOME		315	520	668	957
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares		(477)	543	451	949
Non-controlling interests		16	6	31	18
COMPREHENSIVE INCOME		$ (461)	$ 549	$ 482	$ 967
NET INCOME PER COMMON SHARE
Basic	[1]	$ 0.23	$ 0.43	$ 0.51	$ 0.79
Diluted	[1]	$ 0.23	$ 0.43	$ 0.51	$ 0.79
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	[1]	1,278	1,203	1,263	1,202
Diluted	[1]	1,280	1,203	1,264	1,202

[1]	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).